Stockholders’ Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders’ Equity

Note 11 – Stockholders’ Equity

Shares authorized

Upon formation, the total number of shares of all classes of stock that the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of June 30, 2021 the Company had 40,959,741 shares of common stock issued and outstanding.

During the six months ended June 30, 2021, the Company did not issue common stock.

Shares to be issued for compensation

The Company entered into agreements with third party consultants for financing and management consultation. The Company has incurred consulting service fees not paid in cash amounting to $24,000 for the six months ended June 30, 2021, which the Company intends to issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of June 30, 2021 and December 31, 2020 amounted to $122,709 and $98,709, respectively.

Stock options

On January 4, 2021, each member of the Board was granted 15,000 options to purchase shares at $3.00 per share.

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share.

As of June 30, 2021, there were 315,000 options granted, 262,500 options vested, 52,500 options unvested, and 315,000 outstanding stock options.

For the six months ended June 30, 2021 and 2020, the Company’s stock option compensation expenses amounted to $213,675 and $518,700, respectively.

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

	June 30,	June 30,
	2021	2020
Risk-free interest rate	0.93%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	122.93%	158.86%
Expected dividend yield	0%	0%

The following is a summary of options activity from December 31, 2020 to June 30, 2021:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2020	210,000	$9.61	9.61	–
Granted	105,000	3.00	–	–
Exercised	–	$–	–	–
Forfeited or expired	–	$–	–	–
Outstanding at June 30, 2021	315,000	$4.80	8.83	336,000
Vested as of June 30, 2021	262,500	$5.16	8.64	84,000
Exercisable at June 30, 2021	315,000	$5.16	8.64	84,000

The exercise price for options outstanding and exercisable at June 30, 2021:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
315,000		315,000